Retirement Plans and Other Retiree Benefits - Components of Net Periodic Benefit Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Pension Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 780	$ 2,854
Interest cost	$ 16,183	18,734	19,904
Expected return on plan assets	(25,535)	(25,926)	(24,130)
Amortization of unrecognized prior service credits		(43)	(172)
Amortization of unrecognized net loss	3,370	7,911	10,319
Curtailment (gain) loss		(564)
Special termination benefit recognized			48
Total benefit	(5,982)	892	8,823
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		70	128
Interest cost	3,363	4,592	4,562
Amortization of unrecognized net loss	(8)	596
Total benefit	$ 3,355	$ 5,258	$ 4,690